UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549


                                     FORM 13F

                                FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:
March 31, 2000

Check here if Amendment [   ]   Amendment Number:
This Amendment :        [   ]   is a restatement
                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Nevis Capital Management, Inc.
1119 Saint Paul St.
Baltimore MD 21202


13F File Number:	28-5688


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

David R. Wilmerding, III
President
(410) 385-2645

David R. Wilmerding, III      Baltimore, Maryland      April 18, 2000



Report Type:

[ X ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:
None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	NONE

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$1,524,449

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                             FORM 13F INFORMATION TABLE


                Title                Value	    Shares/    Invstmt  Voting Auth
Name of Issuer 	of Class 	CUSIP      (1,000's) PRN AMT	   Dscretn	 Sole
--------------  --------  --------- --------- ---------  -------  ---------
Agile            Common   00846X105     9,250    148,000   SOLE      148,000
American Tower   Common   029912201   210,936  4,272,121   SOLE    4,272,121
Ariba, Inc.      Common   04033V104    16,770     80,000   SOLE       80,000
Armor Holdings   Common   042260109    31,674  2,879,450   SOLE    2,879,450
BEA Systems      Common   073325102    43,409    591,600   SOLE      591,600
CSG Systems      Common   126349109    69,743  1,428,800   SOLE    1,428,800
Clear Channel    Common   184502102   109,219  1,581,448   SOLE    1,581,448
Commerce One     Common   200693109    12,686     85,000   SOLE       85,000
Conductus        Common   206784100    33,411  1,030,000   SOLE    1,030,000
Connetics        Common   208192104    24,837  2,703,355   SOLE    2,703,355
Convergent Comm. Common   211914403    11,473  1,054,967   SOLE    1,054,967
Eplus            Common   294268108     1,325     40,000   SOLE       40,000
Espeed           Common   296643109    10,475    200,000   SOLE      200,000
Hyperion Sol.    Common   44914M104    67,332  2,071,767   SOLE    2,071,767
Infonautics      Common   456662105     1,650    200,000   SOLE      200,000
Lightspan        Common   532262102     6,656    375,000   SOLE      375,000
Net Creations    Common   64110N10Z    13,983    329,000   SOLE      329,000
Net2Phone        Common   64108N106     1,774     30,000   SOLE       30,000
Network Assoc.   Common   640938106    27,933    866,133   SOLE      866,133
On-Health        Common   68272W107     5,118  1,222,300   SOLE    1,222,300
Peapod           Common   704718105     8,228  3,061,417   SOLE    3,061,417
Primus           Common   74163Q100   133,609  1,553,589   SOLE    1,553,589
Rational Sftwr   Common   74509P202   258,550  3,379,745   SOLE    3,379,745
Register.com     Common   75914G101       264      3,800   SOLE        3,800
SBA Comm.        Common   78388J106    68,420  1,555,000   SOLE    1,555,000
Software.com     Common   83402P104     4,511     35,000   SOLE       35,000
Staar Surgical   Common   852312305     8,636    742,900   SOLE      742,900
Sylvan Learning  Common   871399101    16,230  1,018,345   SOLE    1,018,345
Tekelec          Common   879101103     6,683    180,000   SOLE      180,000
Tibco Software   Common   88632Q103     1,630     20,000   SOLE       20,000
Transaction Sys. Common   893416107    33,878  1,173,250   SOLE    1,173,250
Vicor Corp       Common   925815102    60,844  3,380,198   SOLE    3,380,198
Vitesse          Common   928497106   120,457  1,251,504   SOLE    1,251,504
Wind River       Common   973149107    92,855  2,561,515   SOLE    2,561,515